Employee Benefit Obligations and Share-Based Payments - Summary of Information about Share Options and RSU's Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options	35,124,286	28,347,017	31,342,398	34,291,517
Number of RSUs		0
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of RSUs	30,201,489	17,960,809	11,721,315	7,580,830
$0.00 to $10.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options	17,135,870	16,931,250	20,711,086
Weighted average remaining contractual life years of share options	5 years 4 months 28 days	6 years 1 month 28 days	6 years 11 months 23 days
$0.00 to $10.00 | RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of RSUs	30,201,489	17,960,809	11,721,315
Weighted average remaining contractual life years of RSUs	9 years 1 month 2 days	9 years 11 months 8 days	12 years 8 months 15 days
$10.01 to $20.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options	9,500,674	6,434,003	7,166,645
Weighted average remaining contractual life years of share options	7 years 3 months 7 days	7 years 4 months 24 days	8 years 2 months 8 days
$10.01 to $20.00 | RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of RSUs	0	0	0
Weighted average remaining contractual life years of RSUs	0 years	0 years	0 years
$20.01 to $30.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options	4,153,465	3,039,174	3,433,404
Weighted average remaining contractual life years of share options	6 years 9 months 21 days	6 years 10 months 17 days	7 years 9 months 14 days
$20.01 to $30.00 | RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of RSUs	0	0
Weighted average remaining contractual life years of RSUs	0 years	0 years
$30.01 to $40.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options	2,690,613	61,491	0
Weighted average remaining contractual life years of share options	8 years 8 months 8 days	9 years 9 months 25 days	0 years
$30.01 to $40.00 | RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of RSUs	0	0	0
Weighted average remaining contractual life years of RSUs	0 years	0 years	0 years
$40.01to $67.99
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options	1,643,664	1,881,099	31,263
Weighted average remaining contractual life years of share options	7 years 6 months 10 days	8 years 4 months 20 days	9 years 10 months 20 days
$40.01to $67.99 | RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of RSUs	0		0
Weighted average remaining contractual life years of RSUs	0 years	0 years	0 years